Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Mar. 10, 2021	Sep. 23, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Sep. 30, 2015	Jul. 31, 2015	Mar. 20, 2015	Jul. 31, 2014
C000225681 [Member]
Account Value [Line Items]
Account Value	$ 10,791	$ 9,876	$ 9,609	$ 10,510	$ 10,000
C000225682 [Member]
Account Value [Line Items]
Account Value	10,853	9,912	9,635	10,510	10,000
C000225683 [Member]
Account Value [Line Items]
Account Value	10,079	9,246	9,029	9,887	9,425
C000225684 [Member]
Account Value [Line Items]
Account Value	10,598	9,745	9,540	10,480	10,000
C000225685 [Member]
Account Value [Line Items]
Account Value	10,909	9,950	9,657	10,520	10,000
C000225700 [Member]
Account Value [Line Items]
Account Value	10,851	9,922	9,645	10,520	10,000
C000225696 [Member]
Account Value [Line Items]
Account Value	10,924	9,958	9,661	10,530	10,000
C000225697 [Member]
Account Value [Line Items]
Account Value	10,136	9,289	9,053	9,906	9,425
C000225698 [Member]
Account Value [Line Items]
Account Value	10,657	9,790	9,565	10,500	10,000
C000225699 [Member]
Account Value [Line Items]
Account Value	10,980	9,996	9,683	10,540	10,000
C000225702 [Member]
Account Value [Line Items]
Account Value	10,914	9,913	9,557	10,550	10,000
C000225701 [Member]
Account Value [Line Items]
Account Value	10,976	9,960	9,583	10,560	10,000
C000225703 [Member]
Account Value [Line Items]
Account Value	10,194	9,291	8,970	9,934	9,425
C000225704 [Member]
Account Value [Line Items]
Account Value	10,719	9,792	9,488	10,530	10,000
C000225705 [Member]
Account Value [Line Items]
Account Value	11,033	9,998	9,605	10,570	10,000
C000225710 [Member]
Account Value [Line Items]
Account Value	11,033	9,971	9,492	10,580	10,000
C000225706 [Member]
Account Value [Line Items]
Account Value	11,106	10,018	9,528	10,590	10,000
C000225707 [Member]
Account Value [Line Items]
Account Value	10,316	9,345	8,918	9,962	9,425
C000225708 [Member]
Account Value [Line Items]
Account Value	10,857	9,849	9,433	10,560	10,000
C000225709 [Member]
Account Value [Line Items]
Account Value	11,164	10,056	9,539	10,590	10,000
C000225715 [Member]
Account Value [Line Items]
Account Value	11,157	10,000	9,417	10,610	10,000
C000225714 [Member]
Account Value [Line Items]
Account Value	11,231	10,047	9,443	10,620	10,000
C000225713 [Member]
Account Value [Line Items]
Account Value	10,432	9,372	8,838	9,991	9,425
C000225712 [Member]
Account Value [Line Items]
Account Value	10,969	9,877	9,348	10,590	10,000
C000225711 [Member]
Account Value [Line Items]
Account Value	11,289	10,085	9,465	10,620	10,000
C000225716 [Member]
Account Value [Line Items]
Account Value	11,338	10,089	9,400	10,650	10,000
C000225717 [Member]
Account Value [Line Items]
Account Value	11,412	10,137	9,426	10,660	10,000
C000225718 [Member]
Account Value [Line Items]
Account Value	10,590	9,446	8,822	10,028	9,425
C000225720 [Member]
Account Value [Line Items]
Account Value	11,147	9,966	9,331	10,630	10,000
C000225719 [Member]
Account Value [Line Items]
Account Value	11,471	10,175	9,447	10,660	10,000
C000225721 [Member]
Account Value [Line Items]
Account Value	11,531	10,201	9,404	10,680	10,000
C000225722 [Member]
Account Value [Line Items]
Account Value	11,607	10,250	9,430	10,690	10,000
C000225723 [Member]
Account Value [Line Items]
Account Value	10,772	9,552	8,836	10,056	9,425
C000225724 [Member]
Account Value [Line Items]
Account Value	11,337	10,077	9,346	10,660	10,000
C000225725 [Member]
Account Value [Line Items]
Account Value	11,667	10,278	9,452	10,700	10,000
C000225726 [Member]
Account Value [Line Items]
Account Value	11,712	10,286	9,419	10,710	10,000
C000225727 [Member]
Account Value [Line Items]
Account Value	11,789	10,335	9,445	10,720	10,000
C000225728 [Member]
Account Value [Line Items]
Account Value	10,940	9,640	8,850	10,085	9,425
C000225730 [Member]
Account Value [Line Items]
Account Value	11,505	10,161	9,350	10,680	10,000
C000225729 [Member]
Account Value [Line Items]
Account Value	11,839	10,373	9,467	10,720	10,000
C000225735 [Member]
Account Value [Line Items]
Account Value	11,798	10,337	9,424	10,730	10,000
C000225731 [Member]
Account Value [Line Items]
Account Value	11,876	10,386	9,450	10,730	10,000
C000225732 [Member]
Account Value [Line Items]
Account Value	11,032	9,689	8,845	10,094	9,425
C000225733 [Member]
Account Value [Line Items]
Account Value	11,601	10,212	9,355	10,700	10,000
C000225734 [Member]
Account Value [Line Items]
Account Value	11,947	10,435	9,472	10,740	10,000
C000225689 [Member]
Account Value [Line Items]
Account Value	11,873	10,375	9,425	10,730	10,000
C000225686 [Member]
Account Value [Line Items]
Account Value	11,941	10,413	9,451	10,730	10,000
C000225687 [Member]
Account Value [Line Items]
Account Value	11,093	9,704	8,846	10,094	9,425
C000225688 [Member]
Account Value [Line Items]
Account Value	11,665	10,239	9,356	10,700	10,000
C000225690 [Member]
Account Value [Line Items]
Account Value	12,002	10,452	9,462	10,740	10,000
C000225692 [Member]
Account Value [Line Items]
Account Value	11,944	10,426	9,473	10,790	10,000
C000225693 [Member]
Account Value [Line Items]
Account Value	12,012	10,465	9,499	10,800	10,000
C000225695 [Member]
Account Value [Line Items]
Account Value	11,148	9,762	8,891	10,160	9,425
C000225694 [Member]
Account Value [Line Items]
Account Value	11,734	10,300	9,404	10,770	10,000
C000225691 [Member]
Account Value [Line Items]
Account Value	12,074	10,504	9,521	10,800	10,000
C000014670 [Member]
Account Value [Line Items]
Account Value	14,341	13,327	13,298	14,233			$ 12,778	$ 11,992	$ 11,388	$ 11,042	$ 10,710		$ 10,207		$ 10,000
C000153102 [Member]
Account Value [Line Items]
Account Value	13,287	12,410	12,446	13,377			12,080	11,385	10,874	10,598	10,322		9,887	$ 10,000
C000014690 [Member]
Account Value [Line Items]
Account Value	16,226	14,892	14,412	15,852			13,570	12,570	12,057	11,436	10,734		10,409		10,000
C000153106 [Member]
Account Value [Line Items]
Account Value	14,755	13,599	13,236	14,632			12,581	11,711	11,290	10,762	10,159		9,894	10,000
C000014689 [Member]
Account Value [Line Items]
Account Value	18,522	16,730	15,791	17,749			14,419	13,246	12,760	11,820	10,737		10,566		10,000
C000153105 [Member]
Account Value [Line Items]
Account Value	16,614	15,082	14,307	16,161			13,189	12,175	11,787	10,981	10,024		9,908	10,000
C000014688 [Member]
Account Value [Line Items]
Account Value	20,839	18,588	17,145	19,473			15,171	13,904	13,430	12,212	10,818		10,744		10,000
C000153104 [Member]
Account Value [Line Items]
Account Value	18,379	16,485	15,276	17,446			13,651	12,569	12,211	11,158	9,934		9,918	10,000
C000014687 [Member]
Account Value [Line Items]
Account Value	23,036	20,272	18,287	21,319			15,836	14,447	14,149	12,557	10,839		10,887		10,000
C000153103 [Member]
Account Value [Line Items]
Account Value	20,062	17,742	16,081	18,842			14,071	12,896	12,696	11,323	9,828		9,919	10,000
C000014683 [Member]
Account Value [Line Items]
Account Value	16,086	14,690	14,202	15,455			13,365	12,529	11,984	11,359	10,652		10,366		10,000
C000014685 [Member]
Account Value [Line Items]
Account Value	16,398	14,945	14,420	15,661			13,526	12,655	12,071	11,419	10,687		10,379		10,000
C000014684 [Member]
Account Value [Line Items]
Account Value	14,785	13,536	13,119	14,313			12,416	11,668	11,181	10,625	9,988		9,745		9,425
C000088020 [Member]
Account Value [Line Items]
Account Value	14,557	13,426	13,106	14,407			12,593	11,920	11,516	11,022	10,441		10,259		10,000
C000014686 [Member]
Account Value [Line Items]
Account Value	15,306	14,044	13,644	14,928			12,980	12,228	11,746	11,189	10,545		10,313		10,000
C000191058 [Member]
Account Value [Line Items]
Account Value	16,648	15,145	14,589	15,814			13,640	12,738	12,132	11,470	10,724		10,414		10,000
C000014671 [Member]
Account Value [Line Items]
Account Value	16,694	15,246	14,715	16,089			13,769	12,870	12,319	11,582	10,729		10,462		10,000
C000014673 [Member]
Account Value [Line Items]
Account Value	17,045	15,524	14,954	16,325			13,935	13,008	12,418	11,652	10,772		10,490		10,000
C000014672 [Member]
Account Value [Line Items]
Account Value	15,353	14,045	13,591	14,900			12,783	11,978	11,495	10,834	10,060		9,836		9,425
C000088017 [Member]
Account Value [Line Items]
Account Value	15,108	13,935	13,588	15,007			12,971	12,248	11,837	11,242	10,511		10,364		10,000
C000014674 [Member]
Account Value [Line Items]
Account Value	15,899	14,579	14,144	15,549			13,370	12,561	12,084	11,417	10,628		10,417		10,000
C000191055 [Member]
Account Value [Line Items]
Account Value	17,278	15,710	15,110	16,470			14,038	13,084	12,478	11,697	10,801		10,505		10,000
C000064316 [Member]
Account Value [Line Items]
Account Value	17,370	15,808	15,154	16,718			14,094	13,115	12,565	11,728	10,762		10,543		10,000
C000064317 [Member]
Account Value [Line Items]
Account Value	17,729	16,103	15,405	16,971			14,268	13,249	12,667	11,809	10,816		10,573		10,000
C000064318 [Member]
Account Value [Line Items]
Account Value	15,965	14,562	14,006	15,484			13,081	12,202	11,719	10,973	10,093		9,913		9,425
C000088022 [Member]
Account Value [Line Items]
Account Value	15,720	14,447	13,992	15,593			13,273	12,477	12,077	11,387	10,553		10,446		10,000
C000064319 [Member]
Account Value [Line Items]
Account Value	16,541	15,113	14,574	16,155			13,681	12,794	12,320	11,564	10,663		10,499		10,000
C000191060 [Member]
Account Value [Line Items]
Account Value	17,970	16,293	15,566	17,111			14,366	13,327	12,725	11,847	10,840		10,594		10,000
C000014675 [Member]
Account Value [Line Items]
Account Value	18,107	16,406	15,618	17,389			14,400	13,345	12,824	11,868	10,791		10,625		10,000
C000014677 [Member]
Account Value [Line Items]
Account Value	18,477	16,722	15,876	17,637			14,580	13,485	12,925	11,946	10,842		10,652		10,000
C000014676 [Member]
Account Value [Line Items]
Account Value	16,642	15,126	14,425	16,106			13,370	12,429	11,960	11,102	10,119		9,989		9,425
C000088018 [Member]
Account Value [Line Items]
Account Value	16,384	15,007	14,421	16,217			13,564	12,705	12,319	11,521	10,586		10,525		10,000
C000014678 [Member]
Account Value [Line Items]
Account Value	17,219	15,687	15,009	16,793			13,973	13,023	12,571	11,691	10,689		10,571		10,000
C000191056 [Member]
Account Value [Line Items]
Account Value	18,736	16,924	16,043	17,806			14,687	13,577	12,997	11,995	10,873		10,674		10,000
C000064323 [Member]
Account Value [Line Items]
Account Value	18,910	17,066	16,100	18,089			14,719	13,604	13,090	12,012	10,827		10,684		10,000
C000064320 [Member]
Account Value [Line Items]
Account Value	19,295	17,380	16,376	18,346			14,899	13,742	13,196	12,085	10,871		10,705		10,000
C000064321 [Member]
Account Value [Line Items]
Account Value	17,386	15,728	14,875	16,749			13,668	12,664	12,209	11,238	10,153		10,044		9,425
C000088023 [Member]
Account Value [Line Items]
Account Value	17,107	15,596	14,862	16,866			13,866	12,945	12,576	11,654	10,607		10,577		10,000
C000064322 [Member]
Account Value [Line Items]
Account Value	17,991	16,314	15,468	17,465			14,285	13,270	12,826	11,825	10,718		10,631		10,000
C000191061 [Member]
Account Value [Line Items]
Account Value	19,558	17,590	16,531	18,506			15,007	13,827	13,251	12,121	10,889		10,715		10,000
C000014679 [Member]
Account Value [Line Items]
Account Value	19,767	17,752	16,624	18,803			15,033	13,845	13,341	12,152	10,849		10,722		10,000
C000014681 [Member]
Account Value [Line Items]
Account Value	20,178	18,089	16,906	19,078			15,219	13,989	13,452	12,230	10,900		10,750		10,000
C000014680 [Member]
Account Value [Line Items]
Account Value	18,174	16,360	15,367	17,421			13,959	12,888	12,451	11,368	10,180		10,081		9,425
C000088019 [Member]
Account Value [Line Items]
Account Value	17,899	16,233	15,362	17,548			14,165	13,177	12,822	11,794	10,641		10,621		10,000
C000014682 [Member]
Account Value [Line Items]
Account Value	18,819	16,983	15,985	18,170			14,595	13,509	13,078	11,977	10,745		10,675		10,000
C000191057 [Member]
Account Value [Line Items]
Account Value	20,474	18,319	17,110	19,280			15,359	14,090	13,532	12,276	10,940		10,772		10,000
C000064324 [Member]
Account Value [Line Items]
Account Value	20,629	18,431	17,112	19,416			15,248	14,000	13,506	12,232	10,854		10,737		10,000
C000064325 [Member]
Account Value [Line Items]
Account Value	21,044	18,782	17,391	19,699			15,437	14,146	13,610	12,303	10,898		10,758		10,000
C000064326 [Member]
Account Value [Line Items]
Account Value	18,966	16,997	15,820	17,987			14,159	13,032	12,596	11,443	10,178		10,095		9,425
C000088024 [Member]
Account Value [Line Items]
Account Value	18,671	16,860	15,811	18,119			14,368	13,327	12,980	11,874	10,642		10,630		10,000
C000064327 [Member]
Account Value [Line Items]
Account Value	19,633	17,638	16,459	18,764			14,806	13,664	13,240	12,049	10,752		10,684		10,000
C000191062 [Member]
Account Value [Line Items]
Account Value	21,340	19,011	17,592	19,883			15,561	14,240	13,685	12,353	10,930		10,776		10,000
C000098234 [Member]
Account Value [Line Items]
Account Value	21,126	18,802	17,337	19,716			15,350	14,079	13,601	12,296	10,866		10,756		10,000
C000098235 [Member]
Account Value [Line Items]
Account Value	21,553	19,133	17,619	19,993			15,535	14,220	13,709	12,369	10,910		10,778		10,000
C000098236 [Member]
Account Value [Line Items]
Account Value	19,412	17,325	16,015	18,256			14,249	13,110	12,697	11,505	10,191		10,114		9,425
C000098237 [Member]
Account Value [Line Items]
Account Value	19,114	17,178	16,002	18,389			14,452	13,393	13,071	11,936	10,657		10,651		10,000
C000098238 [Member]
Account Value [Line Items]
Account Value	20,103	17,976	16,660	19,041			14,900	13,735	13,336	12,115	10,765		10,711		10,000
C000191063 [Member]
Account Value [Line Items]
Account Value	21,856	19,374	17,809	20,181			15,654	14,318	13,783	12,412	10,940		10,790		10,000
C000160243 [Member]
Account Value [Line Items]
Account Value	21,691	19,260	17,702	20,152			15,588	14,308	13,824	12,472	11,012	$ 10,000
C000160244 [Member]
Account Value [Line Items]
Account Value	22,076	19,566	17,948	20,386			15,731	14,423	13,908	12,524	11,027	10,000
C000160245 [Member]
Account Value [Line Items]
Account Value	19,987	17,787	16,401	18,711			14,503	13,356	12,937	11,699	10,353	9,425
C000160246 [Member]
Account Value [Line Items]
Account Value	19,860	17,809	16,538	19,008			14,854	13,776	13,443	12,243	10,923	10,000
C000160247 [Member]
Account Value [Line Items]
Account Value	20,758	18,517	17,104	19,569			15,211	14,042	13,636	12,354	10,967	10,000
C000191064 [Member]
Account Value [Line Items]
Account Value	22,339	19,763	18,106	20,537			15,827	14,482	13,945	12,531	11,039	10,000
C000221889 [Member]
Account Value [Line Items]
Account Value	14,054	12,449	11,421	13,002		$ 10,000
C000221891 [Member]
Account Value [Line Items]
Account Value	14,158	12,517	11,461	13,019		10,000
C000221890 [Member]
Account Value [Line Items]
Account Value	13,107	11,645	10,711	12,217		9,425
C000221892 [Member]
Account Value [Line Items]
Account Value	13,514	12,102	11,214	12,886		10,000
C000221888 [Member]
Account Value [Line Items]
Account Value	13,781	12,274	11,317	12,944		10,000
C000221887 [Member]
Account Value [Line Items]
Account Value	14,249	12,581	11,503	13,044		10,000
Russell 3000 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	14,112	11,655	10,347	11,168	10,000
Bloomberg U.S. Aggregate (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	9,450	8,992	9,305	10,238	10,000
Russell 3000 [Member]
Account Value [Line Items]
Account Value	32,705	27,013	23,979	25,882			18,657	16,819	15,711	13,498	11,623		11,128		10,000
Bloomberg U.S. Aggregate [Member]
Account Value [Line Items]
Account Value	11,727	11,158	11,547	12,705			12,795	11,619	10,750	10,837	10,893		10,282		10,000
Russell 3000 (Inception Date 3/20/2015) [Member]
Account Value [Line Items]
Account Value	29,414	24,294	21,566	23,277			16,779	15,126	14,130	12,140	10,453		10,008	10,000
Bloomberg U.S. Aggregate (Inception Date 3/20/2015) [Member]
Account Value [Line Items]
Account Value	11,304	10,756	11,131	12,247			12,334	11,200	10,363	10,446	10,500		9,912	$ 10,000
Russell 3000 (Inception Date 9/30/2015) [Member]
Account Value [Line Items]
Account Value	32,216	26,608	23,621	25,495			18,378	16,567	15,476	13,296	11,449	10,000
Bloomberg U.S. Aggregate (Inception Date 9/30/2015) [Member]
Account Value [Line Items]
Account Value	11,344	10,794	11,170	12,290			12,377	11,240	10,399	10,483	10,537	10,000
Russell 3000 (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Account Value	17,635	14,565	12,930	13,956		10,000
Bloomberg U.S. Aggregate (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Account Value	9,234	8,786	9,092	10,004		10,000
S&P Target Date 2015 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	11,107	10,138	9,732	10,494	10,000
S&P Target Date To 2020 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	11,015	10,071	9,727	10,460	10,000
S&P Target Date To 2025 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	11,276	10,249	9,746	10,532	10,000
S&P Target Date To 2030 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	11,607	10,423	9,771	10,600	10,000
S&P Target Date To 2035 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	11,962	10,610	9,805	10,674	10,000
S&P Target Date To 2040 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	12,259	10,767	9,816	10,710	10,000
S&P Target Date To 2045 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	12,526	10,918	9,829	10,755	10,000
S&P Target Date To 2050 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	12,673	10,976	9,826	10,764	10,000
S&P Target Date To 2055 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	12,690	10,995	9,835	10,779	10,000
S&P Target Date To 2060 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	12,714	11,013	9,832	10,777	10,000
S&P Target Date To 2065 (Inception Date 3/10/21) [Member]
Account Value [Line Items]
Account Value	12,852	11,094	9,903	10,788	$ 10,000
S&P Target Date Retirement Income [Member]
Account Value [Line Items]
Account Value	15,105	13,860	13,384	14,447			13,199	12,277	11,663	11,192	10,708		10,327		10,000
S&P Target Date To 2025 [Member]
Account Value [Line Items]
Account Value	17,299	15,724	14,952	16,159			13,904	13,000	12,440	11,687	10,741		10,417		10,000
S&P Target Date To 2030 [Member]
Account Value [Line Items]
Account Value	18,620	16,721	15,674	17,005			14,124	13,270	12,752	11,836	10,747		10,444		10,000
S&P Target Date To 2035 [Member]
Account Value [Line Items]
Account Value	19,868	17,624	16,286	17,729			14,254	13,460	12,993	11,932	10,728		10,464		10,000
S&P Target Date To 2040 [Member]
Account Value [Line Items]
Account Value	20,964	18,413	16,787	18,315			14,377	13,691	13,252	12,059	10,724		10,479		10,000
S&P Target Date To 2045 [Member]
Account Value [Line Items]
Account Value	21,788	18,991	17,098	18,708			14,420	13,812	13,379	12,130	10,716		10,491		10,000
S&P Target Date To 2050 [Member]
Account Value [Line Items]
Account Value	22,379	19,383	17,351	19,008			14,536	13,894	13,472	12,190	10,705		10,500		10,000
S&P Target Date To 2055 [Member]
Account Value [Line Items]
Account Value	22,481	19,479	17,424	19,095			14,529	13,954	13,552	12,233	10,695		$ 10,511		$ 10,000
S&P Target Date To 2060 (Inception Date 9/30/2015) [Member]
Account Value [Line Items]
Account Value	23,798	20,613	18,403	20,173			$ 15,323	$ 14,619	$ 14,182	$ 12,782	$ 11,123	$ 10,000
S&P Target Date To 2065 (Inception Date 9/23/2020) [Member]
Account Value [Line Items]
Account Value	$ 15,745	$ 13,592	$ 12,133	$ 13,217		$ 10,000